UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           -------------------------------------
           Upper Church Street, Douglas
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           Isle of Man IM1 1EE
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Form 13F File Number: 028-13625


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Haynes
        -------------------------
Title:  Director
        -------------------------
Phone:  44-1624-643155
        -------------------------

/s/ Anthony Haynes                 Isle of Man             February 11, 2011
-------------------------- ---  -------------------        -----------------
[Signature]                      [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:     $   442,467
                                            -----------
                                            (thousands

List of Other Included Managers:  NONE



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                 SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAKER HUGHES INC             COM             057224107   21,570   377,300 SH       SOLE                  377,300      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   37,418   737,600 SH       SOLE                  737,600      0    0
CARNIVAL CORP                PAIRED CTF      143658300   33,525   727,060 SH       SOLE                  727,060      0    0
CHINA PETE & CHEM CORP       SPON ADR H SHS  16941R108   10,397   108,650 SH       SOLE                  108,650      0    0
CONSOL ENERGY INC            COM             20854P109    7,945   163,000 SH       SOLE                  163,000      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109   34,575   647,706 SH       SOLE                  647,706      0    0
FRONTIER OIL CORP            COM             35914P105    6,664   370,000 SH       SOLE                  370,000      0    0
FRONTLINE LTD                SHS             G3682E127      330    13,000 SH       SOLE                   13,000      0    0
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3    2,043 2,000,000 PRN      SOLE                2,000,000      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    5,464   364,000 SH       SOLE                  364,000      0    0
HALLIBURTON CO               COM             406216101   24,037   588,700 SH       SOLE                  588,700      0    0
INTEROIL CORP                COM             460951106   15,618   216,700 SH       SOLE                  216,700      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   28,419 1,211,400 SH       SOLE                1,211,400      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   24,683   367,033 SH       SOLE                  367,033      0    0
PARAGON SHIPPING INC         CL A            69913R309    3,665 1,068,417 SH       SOLE                1,068,417      0    0
PEABODY ENERGY CORP          COM             704549104    6,552   102,400 SH       SOLE                  102,400      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408   35,520   938,700 SH       SOLE                  938,700      0    0
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103   12,486   265,650 SH       SOLE                  265,650      0    0
SCHLUMBERGER LTD             COM             806857108   51,002   610,804 SH       SOLE                  610,804      0    0
SCORPIO TANKERS INC          SHS             Y7542C106    2,571   254,300 SH       SOLE                  254,300      0    0
SHIP FINANCE INTERNATIONAL L SHS             G81075106   14,360   667,300 SH       SOLE                  667,300      0    0
SUNCOR ENERGY INC NEW        COM             867224107   22,629   591,000 SH       SOLE                  591,000      0    0
TEEKAY CORPORATION           COM             Y8564W103    4,578   138,400 SH       SOLE                  138,400      0    0
TESORO CORP                  COM             881609101   10,790   582,000 SH       SOLE                  582,000      0    0
TSAKOS ENERGY NAVIGATION LTD SHS             G9108L108      635    63,529 SH       SOLE                   63,529      0    0
USEC INC                     COM             90333E108    5,954   989,000 SH       SOLE                  989,000      0    0
VALERO ENERGY CORP NEW       COM             91913Y100   19,037   823,400 SH       SOLE                  823,400      0    0
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